Loans - Non-Performing Loans (Excluding Purchased Credit-impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Loans	$ 5,166,210	$ 4,068,991
Commercial loans
Financing Receivable, Past Due [Line Items]
Loans	935,015	652,621
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Loans	28,547	33,094
Commercial loans | Governments
Financing Receivable, Past Due [Line Items]
Loans	370,753	105,664
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans	535,715	513,863
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Loans	754,233	575,644
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Loans	659,293	496,975
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Loans	94,940	78,669
Consumer loans
Financing Receivable, Past Due [Line Items]
Loans	257,141	180,690
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Loans	7,858	12,886
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Loans	21,462	20,224
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Loans	87,674	84,089
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Loans	140,147	63,491
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Loans	3,219,821	2,660,036
Non-Performing Financial Instruments
Financing Receivable, Past Due [Line Items]
Non-accrual	50,401	48,691
Past due more than 90 days and accruing	15,560	6,458
Loans	65,961	55,149
Non-Performing Financial Instruments | Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual	7,569	11,131
Past due more than 90 days and accruing	0	0
Loans	7,569	11,131
Non-Performing Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual	2	2
Past due more than 90 days and accruing	0	0
Loans	2	2
Non-Performing Financial Instruments | Commercial loans | Governments
Financing Receivable, Past Due [Line Items]
Non-accrual	0	3,750
Past due more than 90 days and accruing	0	0
Loans	0	3,750
Non-Performing Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual	7,567	7,379
Past due more than 90 days and accruing	0	0
Loans	7,567	7,379
Non-Performing Financial Instruments | Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual	3,250	4,062
Past due more than 90 days and accruing	3,128	0
Loans	6,378	4,062
Non-Performing Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual	3,250	4,062
Past due more than 90 days and accruing	0	0
Loans	3,250	4,062
Non-Performing Financial Instruments | Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Non-accrual	0	0
Past due more than 90 days and accruing	3,128	0
Loans	3,128	0
Non-Performing Financial Instruments | Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual	1,252	1,012
Past due more than 90 days and accruing	424	126
Loans	1,676	1,138
Non-Performing Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual	34	4
Past due more than 90 days and accruing	0	0
Loans	34	4
Non-Performing Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual	155	162
Past due more than 90 days and accruing	0	0
Loans	155	162
Non-Performing Financial Instruments | Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual	0	0
Past due more than 90 days and accruing	424	126
Loans	424	126
Non-Performing Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual	1,063	846
Past due more than 90 days and accruing	0	0
Loans	1,063	846
Non-Performing Financial Instruments | Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual	38,330	32,486
Past due more than 90 days and accruing	12,008	6,332
Loans	$ 50,338	$ 38,818